Rydex Series Funds

805 King Farm Blvd., Suite 600

Rockville, Maryland 20850

Long Short Equity Fund

Supplement Dated October 30, 2013

to the H-Class Shares Statutory Prospectus and H-Class Shares Summary Prospectus

Dated August 1, 2013, as supplemented from time to time

This supplement provides additional information beyond that contained in the currently effective H-Class Shares Statutory Prospectus and H-Class Shares Summary Prospectus (each, a “Prospectus” and together, the “Prospectuses”) for the Long Short Equity Fund (the “Fund”), as supplemented from time to time, and should be read in conjunction with the Prospectuses.

Effective October 30, 2013, the Fund’s current comparative broad-based market index, the Russell 3000® Index, will be replaced with the HFRX Equity Hedge Index. In light of the recent changes to the Fund’s principal investment strategies, which were described in the Fund Supplement dated August 30, 2013, Security Investors, LLC, the Fund’s Advisor, believes the HFRX Equity Hedge Index is an appropriate broad-based securities market index for purposes of comparing the Fund’s performance. The change in the comparative performance index will not affect the Fund’s investment objective or principal investment strategies, as previously described.

Therefore, effective October 30, 2013, the first paragraph under the heading “Performance Information” and the “Average Annual Total Returns (for periods ended December 31, 2012)” table in the Fund Summary section of each Prospectus are deleted in their entirety and replaced with the paragraph and table below. Information for the new and old indices will be included for a one-year transition period. Thereafter, only the information for the new index will be included in the Fund’s “Average Annual Total Returns” table.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. On May 28, 2010 and October 30, 2013, the Fund’s principal investment strategies were revised; therefore, the performance and average annual total returns shown for periods prior to May 28, 2010 and October 30, 2013 may have differed had the Fund’s current investment strategy been in effect during those periods.

AVERAGE ANNUAL TOTAL RETURNS

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	4.00%	-3.89%	6.20%
Return After Taxes on Distributions	3.86%	-4.00%	5.98%
Return After Taxes on Distributions and Sale of Fund Shares	2.60%	-3.35%	5.40%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	4.81%	-4.87%	0.69%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%

Please retain this supplement for future reference.

LSMH-SUP-1013x0814

Rydex Series Funds

805 King Farm Blvd., Suite 600

Rockville, Maryland 20850

Long Short Equity Fund

Supplement Dated October 30, 2013

to the A-Class Shares, C-Class Shares and Institutional Class Shares Statutory Prospectus

and A-Class Shares, C-Class Shares and Institutional Class Shares Summary Prospectus

Dated August 1, 2013, as supplemented from time to time

This supplement provides additional information beyond that contained in the currently effective A-Class Shares, C-Class Shares and Institutional Class Shares Statutory Prospectus and A-Class Shares, C-Class Shares and Institutional Class Shares Summary Prospectus (each, a “Prospectus” and together, the “Prospectuses”) for the Long Short Equity Fund (the “Fund”), as supplemented from time to time, and should be read in conjunction with the Prospectuses.

Effective October 30, 2013, the Fund’s current comparative broad-based market index, the Russell 3000® Index, will be replaced with the HFRX Equity Hedge Index. In light of the recent changes to the Fund’s principal investment strategies, which were described in the Fund Supplement dated August 30, 2013, Security Investors, LLC, the Fund’s Advisor, believes the HFRX Equity Hedge Index is an appropriate broad-based securities market index for purposes of comparing the Fund’s performance. The change in the comparative performance index will not affect the Fund’s investment objective or principal investment strategies, as previously described.

Therefore, effective October 30, 2013, the first paragraph under the heading “Performance Information” and the “Average Annual Total Returns (for periods ended December 31, 2012)” tables in the Fund Summary section of each Prospectus are deleted in their entirety and replaced with the paragraph and tables below. Information for the new and old indices will be included for a one-year transition period. Thereafter, only the information for the new index will be included in the Fund’s “Average Annual Total Returns” tables.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the A-Class Shares, C-Class Shares and Institutional Class Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. On May 28, 2010 and October 30, 2013, the Fund’s principal investment strategies were revised; therefore, the performance and average annual total returns shown for periods prior to May 28, 2010 and October 30, 2013 may have differed had the Fund’s current investment strategy been in effect during those periods.

AVERAGE ANNUAL TOTAL RETURNS

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (3/31/2004)
Return Before Taxes	-0.94%	-4.92%	2.96%
Return After Taxes on Distributions	-1.07%	-4.94%	2.72%
Return After Taxes on Distributions and Sale of Fund Shares	-0.61%	-4.13%	2.49%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	4.81%	-4.87%	-1.05%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	5.24%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	2.19%	-4.69%	5.40%
Return After Taxes on Distributions	2.05%	-4.72%	5.18%
Return After Taxes on Distributions and Sale of Fund Shares	1.42%	-3.94%	4.68%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	4.81%	-4.87%	0.69%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%

Institutional Class Shares	Past 1 Year	Since Inception (11/30/2011)
Return Before Taxes	4.30%	4.42%
Return After Taxes on Distributions	4.26%	4.38%
Return After Taxes on Distributions and Sale of Fund Shares	2.80%	3.74%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	4.81%	3.61%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.42%	15.91%

Please retain this supplement for future reference.

LSMACI-SUP-1013x0814